GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of single rate the possible impairment scenario $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Actual [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of single rate the possible impairment scenario [Line Items]
Excess (Impairment)	$ (1,716)
7.5% [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of single rate the possible impairment scenario [Line Items]
Excess (Impairment)	381
8.0% [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of single rate the possible impairment scenario [Line Items]
Excess (Impairment)	(564)
9.0% [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of single rate the possible impairment scenario [Line Items]
Excess (Impairment)	(2,095)
10.0% [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of single rate the possible impairment scenario [Line Items]
Excess (Impairment)	$ (3,280)